Debt Leases and Banking Arrangements (Tables)	12 Months Ended
Dec. 31, 2010
Debt Leases and Banking Arrangements (Tables) [Abstract]
Long-term Debt

	Weighted-
	Average
	Interest	December 31,
	Rate(1)	2010(2)	2009(2)
		(Millions)
Secured
Capital lease obligations	12.0%	$4	$3
Unsecured
3.8% to 10.25%, payable through 2040	6.4%	9,104	8,023
Adjustable rate		—	250

Total long-term debt, including current portion		9,108	8,276
Long-term debt due within one year		(508)	(17)

Long-term debt		$8,600	$8,259

(1)	At December 31, 2010.

(2)	Certain of our debt agreements contain covenants that restrict or limit, among other things, our ability to create liens supporting indebtedness, sell assets, and incur additional debt. Default of these agreements could also restrict our ability to make certain distributions or repurchase equity.

Letters of credit issued and loans outstanding under credit facilities of company

Letters of Credit at
	Expiration	December 31, 2010
(Millions)
$900 million unsecured credit facility	May 1, 2012	$—
$1.75 billion Williams Partners L.P. unsecured credit facility	February 17, 2013	—
Bilateral bank agreements		90

$90

Senior Unsecured Notes

(Millions)
3.80% Senior Notes due 2015	$750
5.25% Senior Notes due 2020	1,500
6.30% Senior Notes due 2040	1,250

Total	$3,500

Corporate Debt Retired

(Millions)
7.125% Notes due 2011	$429
8.125% Notes due 2012	602
7.625% Notes due 2019	668
8.75% Senior Notes due 2020	586
7.875% Notes due 2021	179
7.70% Debentures due 2027	98
7.50% Debentures due 2031	163
7.75% Notes due 2031	111
8.75% Notes due 2032	164

Total	$3,000

Aggregate minimum maturities of long-term debt

(Millions)
2011	$507
2012	352
2013	—
2014	—
2015	750

Future minimum annual rentals under noncancelable operating leases

(Millions)
2011	$55
2012	44
2013	40
2014	32
2015	27
Thereafter	181

Total	$379